Other Current Assets	12 Months Ended
Dec. 31, 2019
Other Current Assets [Abstract]
Other Current Assets

Note 7 - Other Current Assets

	As of December 31
	2019	2018
	USD thousands

Receivables, see Note 14	1,493	-
Government authorities	182	81
Reimbursement of legal fees receivable	-	743
Prepaid fee to the Food and Drug Administration	-	930
Prepaid expenses and other receivables	232	76
Total other current assets	1,907	1,830